ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

May 22, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	John Dana Brown
Sonia Bednarowski
Beverly Singleton
Lyn Shenk

Re:	Planet Fitness, Inc.
Amendment No. 1 to Draft Registration Statement on Form S-1, confidentially submitted May 5, 2015
CIK No. 0001637207

Ladies and Gentlemen:

On behalf of Planet Fitness, Inc. (the “Company”), we submit via EDGAR for review by the Securities and Exchange Commission (the “SEC”) the accompanying Amendment No. 2 (including certain exhibits) to the Company’s above-referenced Draft Registration Statement on Form S-1 (the “Registration Statement”). The Company confirms that as of the date of this letter it continues to be an “emerging growth company,” as defined in Section 2(a)(19) of the Securities Act of 1933, as amended (the “Securities Act”).

Amendment No. 2 to the Registration Statement reflects the Company’s responses to the comments received from the staff of the SEC (the “Staff”) contained in the Staff’s letter dated May 20, 2015 (the “Comment Letter”) and certain other updated information. For your convenience, the Company is supplementally providing to the Staff a typeset copy of Amendment No. 2 marked to indicate the changes from Amendment No. 1 to the Registration Statement that was confidentially submitted on May 5, 2015.

The Staff’s comments as reflected in the Comment Letter are reproduced in italics in this letter, and the corresponding responses of the Company are shown below each comment. All references to page numbers in the Company’s responses are to the page numbers in Amendment No. 1 to the Registration Statement.

Securities and Exchange Commission	- 2 -	May 22, 2015

General

1.	We note your response to our prior comment 3. Please provide us further analysis in light of Securities Act Sections Compliance & Disclosure Interpretation 134.01. In this regard:

•	Please explain to us whether the decision to price the offering is a condition within the control of the selling stockholders, the Direct TSG Investors. You state in your response that the Direct TSG Investors will be irrevocably bound “subject to pricing of this offering.” Although you have not yet provided beneficial ownership disclosure, it appears from your disclosure under “Our Structure” on page 8 that the Direct TSG Investors may exert control over you.

•	Please explain to us what degree of control the Direct TSG Investors have over you, in general.

•	Please tell us when the ratio for converting interests held by the Direct TSG Investors into shares of Class A common stock was or will be established.

•	Please explain to us the extent to which that conversion ratio is within the control of the Direct TSG Investors.

Response to Comment 1:

The Company advises the Staff that, on the date hereof and prior to the recapitalization transactions, Christopher Rondeau is, and will be, the sole shareholder of Planet Fitness, Inc. The business and affairs of Planet Fitness, Inc. are managed under the direction of its board of directors, which consists of the individuals identified in the Registration Statement. Prior to the recapitalization transactions, these directors may be removed at any time by Christopher Rondeau, and Christopher Rondeau can appoint replacement directors in his discretion. The Direct TSG Investors currently indirectly hold an 18% interest in Pla-Fit Holdings, LLC through an entity called Planet Fitness Holdings, LP., which is the entity that is merging with and into Planet Fitness, Inc. in connection with the step in the recapitalization transactions referred to as the “Conversion.” Prior to the Conversion, the Direct TSG Investors hold limited partnership interests in Planet Fitness Holdings, L.P. In connection with the Conversion, such limited partnership interests will be converted into shares of Class A common stock of Planet Fitness, Inc. As a result, the indirect interests in Pla-Fit Holdings, LLC held by the Direct TSG Investors will be held by Planet Fitness, Inc., and Direct TSG Holders will hold their indirect interests (in the same proportion) in Pla-Fit Holdings, LLC through their ownership of Class A common stock of Planet Fitness, Inc. Therefore, the overall ownership of Pla-Fit Holdings, LLC held by the Direct TSG Investors before the Conversion is identical to the overall ownership of Pla-Fit Holdings, LLC held by the Direct TSG Investors after the

Securities and Exchange Commission	- 3 -	May 22, 2015

Conversion. The number of shares of Class A common stock to be issued to the Direct TSG Investors in the Conversion will be determined based on the Reclassification and the number of Holdings Units in Pla-Fit Holdings, LLC outstanding immediately thereafter, but, regardless of the number, these shares of Class A common stock will represent an economic interest in and overall ownership of Pla-Fit Holdings, LLC that is identical before and after the Conversion. We note two recently completed Up-C transactions with selling stockholders in which a recapitalization occurred right before closing (and without the binding merger agreement present in our circumstances) that support this analysis. See Malibu Boats, Inc. (Registration No. 333-192862) and Adeptus Health, Inc. (Registration No. 333-196142).

We do not believe that the decision to price the offering is a condition within the control of the Direct TSG Investors. The pricing decision is within the discretion of the board of directors of Planet Fitness, Inc. (and, indirectly, Christopher Rondeau). Because the Direct TSG Investors cannot exert control over Christopher Rondeau as sole stockholder of Planet Fitness, Inc. prior to the recapitalization transactions, and conversely as sole stockholder Christopher Rondeau exercises control over the directors that will be delegated with the authority to approve the pricing, the Company believes that the decision to price the offering is a condition outside the Direct TSG Investors’ control as contemplated by Securities Act Sections Compliance & Disclosure Interpretation 134.01.

We recognize that one or more TSG general partnership entities ultimately control both Planet Fitness Holdings, L.P. and other funds that will be Continuing LLC Owners, and, therefore, the decision by the Direct TSG Investors, as selling stockholders, to sell in the offering will ultimately be made by a TSG general partnership entity. However, the TSG general partnership entities must make decisions on the basis of all of the funds invested in Pla-Fit Holdings, LLC and not only the Direct TSG Investors. TSG could decide to cause the pricing to occur with respect to the Continuing LLC Owners, whether or not it decides that the Direct TSG Investors should participate as selling stockholders. In such event, the Direct TSG Investors would have no control over the pricing and the resulting merger of Planet Fitness Holdings, L.P. into Planet Fitness, Inc.

The conversion ratio for the Conversion has been established by the merger agreement and the various investment documents. The Direct TSG Investors have no control over the conversion ratio.

While the Company believes that the merger agreement as currently drafted is in compliance with Securities Act Sections Compliance & Disclosure Interpretation 134.01, if the Staff continued to have concerns the Company would agree to change the merger agreement so that it is no longer contingent upon pricing. The merger agreement would provide that the merger and resulting Conversion will occur upon the earlier of (1) the time of pricing of this offering and (2) March 31, 2016. In the event this offering is abandoned or the pricing does not occur prior to March 31, 2016, the merger and resulting Conversion will be consummated without further action on either of the parties or their controlling persons. In light of the foregoing, the Company believes that pursuant to such a merger agreement

Securities and Exchange Commission	- 4 -	May 22, 2015

the Direct TSG Investors would be irrevocably bound to acquire shares of Class A common stock in connection with the Conversion, as contemplated by Securities Act Sections Compliance & Disclosure Interpretation 134.01.

Prospectus Summary, page 1

Our Company, page 1

Fitness for everyone, page 1

2.	You state that four-wall EBITDA margin is not a non-GAAP financial measure because it is not derived from or based on “a directly comparable measure” in your financial statements and is an operating measure. In that regard, tell us and disclose your definitions of four-wall EBITDA and four-wall EBITDA margin. In addition, please explain to us how you consider the guidance within Item 10(e)(2) of Regulation S-K in determining whether four-wall EBITDA, an apparent component of EBITDA margin, is a non-GAAP measure. If so, please revise your disclosures to provide both a calculation of the measure and the disclosures required by Item 10(e), including a reconciliation of four-wall EBITDA to the most directly comparable measure calculated in accordance with GAAP.

Response to Comment 2:

In response to the Staff’s comment, the Company has revised the disclosure throughout the Registration Statement to reflect that four-wall EBITDA margin is a non-GAAP measure and, in particular, to include on pages 76 and 82 the disclosures required by Item 10(e), including a reconciliation to segment EBITDA margin for corporate-owned stores.

3.	To provide balanced disclosure of store-level financial performance, please revise to also disclose the operating income margin percentage for corporate-owned stores. To the extent operating income margins differ between corporate-owned stores and franchisee stores due to equipment sales mark-ups, please also disclose that fact.

Response to Comment 3:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 1 and 103 to disclose Segment EBITDA for corporate-owned stores as a percentage of corporate-owned store revenue and include a statement that, excluding the impact of royalties, the Company believes this is comparable to the performance of its franchise stores. As this disclosure relates to four-wall EBITDA, the metrics are not affected by equipment as the related depreciation is not a component of four-wall EBITDA.

Securities and Exchange Commission	- 5 -	May 22, 2015

4.	We note your disclosure of the compound annual growth rate of total revenue of 32%, from $187.5 million in 2010 to $279.8 million in 2014. In note three to your financial statements, you disclose several acquisitions of stores from franchisees over the last several years for aggregate consideration of approximately $92 million. We note from your disclosure in Results of Operations that these acquisitions were significant contributors to revenue growth in the periods presented. Therefore, please revise your disclosure here to explain the extent to which your CAGR and change in total revenue are due to the acquisition of stores.

Response to Comment 4:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 2 and 103 to disclose the extent to which the referenced CAGR and change in total revenue are due to the acquisition of stores.

5.	With respect to your disclosure of the compound annual growth rate in, and amounts of, net income, please revise your disclosure here to explain that historical results benefit from insignificant income taxes due to your historical status as a pass-through entity for U.S. Federal income tax purposes and that future results will not be consistent because you will be subject to Federal and state taxes.

Response to Comment 5:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 2 and 103 to include the requested disclosure.

Our competitive strengths, page 3

Market leader with differentiated member experience, page 3

Scale advantage, page 4

6.	We note your response to our prior comment 9. Please revise your statement that you and your franchisees spent over $150 million since 2011 on marketing to explain that this is an estimate. We note your response that you are unable to provide a reliable measure of actual marketing expenditures of your franchisees for any given fiscal period and that the $150,000,000 is an estimate.

Response to Comment 6:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 4 and 106 to indicate that this is an estimate.

Securities and Exchange Commission	- 6 -	May 22, 2015

Summary Risk Factors, page 7

7.	Please quantify your total indebtedness as of the most recent balance sheet date in the final bullet of this section.

Response to Comment 7:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 7 to quantify its total indebtedness as of March 31, 2015.

The Offering, page 11

8.	We have reviewed your response to our prior comment 13. Please expand the disclosure under Exchange and redemption rights of holders of Holding Units and in footnote (3) to the pro forma balance sheet on page 59 to state that the redemption or exchange is solely at the option of the Continuing LLC Owners, and the form of consideration of a cash redemption or Class A common stock exchange will solely be at your discretion, if true. In addition, in your “The Offering” discussion beginning on page 11, please state whether only disinterested members of your board will make such decisions or if board members who are the same parties or affiliates of the Continuing LLC Owners will participate in such decisions.

Response to Comment 8:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 12 and 60 to include the referenced expanded disclosure regarding exchange and redemption rights and to state that the Company expects that the disinterested members of the board will make such decisions.

Summary consolidated financial and other data, page 15

9.	Refer to the table of Other Operating Data on page 17. For the system-wide membership data, please define the acronym for the line item captioned Total EFT revenues. The explanation in footnote (5) should be revised accordingly. Similar revision should be made to Selected consolidated financial and other data at page 69. Please disclose if this line item description is consistent with the GAAP definition for recognizing revenue under the accrual method and explain the difference between these amounts and system-wide sales, to the extent applicable.

Response to Comment 9:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 17 and 69 to clarify that the Company was referring to system-wide sales. The Company notes that “EFT” is defined as “electronic funds transfer” on page 22.

The recapitalization transactions, page 48

Conversion, page 48

Securities and Exchange Commission	- 7 -	May 22, 2015

10.	We note your disclosure that the Direct TSG Investors held interests in a predecessor entity to Planet Fitness, Inc. and that in connection with the recapitalization transactions, their interests will be converted into Class A common stock of Planet Fitness, Inc. through the merger of the predecessor entity with Planet Fitness, Inc. Please identify the predecessor entity as that of Pla-Fit Holdings, LLC, if true. Otherwise, based on your response to prior comment 14, please identify for us the Existing Entity that will be merged into Planet Fitness, Inc.

Response to Comment 10:

The Company advises the Staff that the Direct TSG Investors currently hold interests in an entity called Planet Fitness Holdings, L.P., which is the entity that will merge with and into Planet Fitness, Inc. in connection with the recapitalization transactions. Prior to the recapitalization transactions, Planet Fitness Holdings, L.P. holds indirect interests in Pla-Fit Holdings, LLC. The Company has revised its disclosure on page 48 to clarify that the predecessor entity (Planet Fitness Holdings, L.P.) holds indirect interests in Pla-Fit Holdings, LLC.

Offering transactions, page 49

11.	We have reviewed your response to our prior comment 18. Please clarify in the first paragraph and also under Use of Proceeds on page 51, that you intend to use the net proceeds from the offering to acquire a portion of Holding Units held by certain Continuing LLC Owners affiliated with TSG that they will receive in the Reclassification. Further in this regard, please clarify that the Direct TSG Investors, who also consist of investment funds affiliated with TSG, have been separately distinguished from the Continuing LLC Owners in that the Direct TSG Investors will not receive any Holding Units in the Reclassification, but will receive Class A common stock in the Conversion. Please provide this disclosure in the filing for clarity as to which TSG ownership group is receiving the net proceeds. If true, you should also disclose that in the Reclassification, all of the Holding Units will initially be distributed to the Continuing LLC Owners and that you will be acquiring a minority equity percentage of the Holding Units held by the Continuing LLC Owners in the offering. To the extent you will directly receive Holdings Units in the Reclassification separate and apart from the Continuing LLC Owners, please so state.

Response to Comment 11:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 49 and 51 to include the requested clarifying disclosures with respect to the offering transactions and use of proceeds.

Securities and Exchange Commission	- 8 -	May 22, 2015

Unaudited pro forma consolidated financial information, page 56

12.	Refer to the first paragraph. The pro forma statements of operations for the year ended December 31, 2014 and the quarter ended March 31, 2015 should give effect to the recapitalization transactions and offering as if they had occurred on January 1, 2014 (i.e., the beginning of the earliest year presented) and continued through March 31, 2015.

Response to Comment 12:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 56 to reflect that the pro forma statements of operations for the year ended December 31, 2014 and the quarter ended March 31, 2015 give effect to the recapitalization transactions and offering as if they had occurred on January 1, 2014 (and continued through March 31, 2015).

Management’s discussion and analysis of financial condition and results of operations, page 71

Composition of revenues, expenses and cash flows, page 72

Revenues, page 72

13.	You disclose that vendor commissions are amounts you receive primarily related to EFT transactions and amounts generated from activities related to your franchisees. Please explain to us and revise to clarify the nature of these activities related to your franchisees and the amounts generated from them.

Response to Comment 13:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 72 to clarify the nature of these activities. As further described in the Company’s responses to comments 22 and 25 below, the Company does not believe that disclosure of the amounts related to commissions separate from other franchise revenue is necessary to understand the performance of its franchise segment due to the interrelated nature of commission revenue with other franchise revenues, primarily royalties.

Cash flows, page 73

14.	We have reviewed your changes made in response to our prior comment 27. Please also expand to disclose how and when you collect royalties from your franchisees. In this regard, as you disclose that the franchisees are responsible for the collection of their members’ dues, please explain the cash flows process of you billing and collecting the royalty payments from the franchisees.

Securities and Exchange Commission	- 9 -	May 22, 2015

Response to Comment 14:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 73 to disclose how and when it collects royalties from its franchisees and to explain the cash flows process of billing and collecting royalty payments.

Net member growth per store, page 79

15.	We have reviewed your response to our prior comment 30. Please include disclosure of how you determine net “new” membership growth per store as part of your assessment of net member growth per store, in addition to also disclosing why you do not consider corporate-owned membership or franchisee-owned membership churn rate to be a factor in your growth. Also, please disclose the last sentence of your response whereby you attribute your membership growth to the growth of the franchisee-owned store base.

Response to Comment 15:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 79 to disclose how it determines net member growth per store, why it does not measure membership attrition as an operating metric in assessing Company performance, and that the Company primarily attributes its membership growth to the growth of its franchisee-owned store base.

Comparison of the three months ended March 31, 2015, page 85

16.	Refer to the third paragraph. Please revise to explain the phrase “transactions for which a commission was charged.”

Response to Comment 16:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 85 to explain this phrase.

Critical accounting policies and use of estimates

Equity-based compensation, page 98

17.	Refer to the first sentence of the second paragraph. Please describe why the one grant was modified in March of 2015 to accelerate vesting. Disclose the number of Class M Units or Holding Units that were accelerated for vesting and tell us where the compensatory effect has been reflected in the pro forma financial statements.

Response to Comment 17:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 99 to disclose that the modification was made in connection with the resignation of a former director and to disclose the number of units that were accelerated. The

Securities and Exchange Commission	- 10 -	May 22, 2015

Company advises the Staff that the compensatory effect of this modification is a component of the adjustment described in note 4 to the unaudited pro forma consolidated balance sheet on page 60 as all of the awards for which vesting was accelerated become exercisable in connection with the offering.

Business, page 102

Our stores, page 109

18.	We note your response to our prior comment 35. Please identify which stores are company stores and which stores are franchised. In this regard, we note your graphic on page 109 indicates the location and number of your system-wide stores but does not distinguish between company and franchised stores.

Response to Comment 18:

In response to the Staff’s comment, the Company has revised the graphic on page 111 to distinguish between corporate-owned and franchise stores.

Store model, page 112

19.	We note your disclosure of your belief that your franchisees can earn, in their second year of operations, on average, a cash-on-cash return on initial investment greater than 25% after royalties and advertising. Please explain to us and disclose the basis for this belief, disclosing also whether you mean your franchisees actually earn these returns or can potentially earn these returns. In addition please disclose the nature of the initial investment upon which these returns are based, including whether the return is based on the total investment by the franchisee or otherwise (e.g., their out-of-pocket investment excluding financing).

Response to Comment 19:

In response to the Staff’s comment, the Company has revised the disclosure on page 112 to clarify the basis for its statement that franchisees have historically earned, and the Company believes can continue to earn, these returns, and to disclose the nature of the initial investment.

Design and construction, page 116

20.	We note your disclosure that you estimate that franchisees’ unlevered investment in 2014 to open new stores was approximately $1.9 million. Please clarify the term unlevered investment.

Securities and Exchange Commission	- 11 -	May 22, 2015

Response to Comment 20:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 112 and 115 to clarify that “unlevered” means not debt-financed.

December 31, 2014 Audited Financial Statements, page F-7

Consolidated Statements of Operations, page F-9

21.	We note that your effective tax rate is lower than the U.S. Federal statutory tax rate of 35% due to your election to be treated as a pass-through entity for U.S. Federal income taxes and most state income taxes. We also note that you will be subject to such taxes with respect to your allocable share of net taxable income of Pla-Fit Holdings, LLC. Therefore, please revise the face of the statement of operations to present pro forma tax and EPS data.

Response to Comment 21:

In response to the Staff’s comment the Company has revised the Registration Statement on pages F-9, F-46, F-49, F-63 and F-64 to provide disclosure of pro forma tax and EPS data. Due to the nature of the transactions that will occur prior to the offering, the Company has included the impact of the recapitalization transactions in its calculation and disclosure of pro forma net income used for the purposes of determining pro forma net income attributable to the Company.

The Company has not presented pro forma EPS data adjusted solely for the tax effects of the recapitalization transactions because there is no historical EPS data for comparison purposes disclosed for Pla-Fit Holdings, LLC due to its structure as a partnership. However, as previously requested by the Staff, the Company has presented pro forma EPS data to reflect the effect of the number of shares in this offering whose proceeds would be necessary to pay the distributions to the Company’s members to the extent that such distributions exceeded earnings for the prior twelve months. In preparing this pro forma EPS data, the Company has used pro forma net income attributable to the Company reflecting the pro forma tax effects and recapitalization transactions discussed above. In addition, the Company has reflected the number of Class A common shares that will be outstanding following the recapitalization transactions, but prior to this offering, as outstanding shares for the entire period.

22.	We note that you classify placement revenue and commissions and rebates within franchise revenue. As placement revenue is the installation service revenue associated with equipment sales, please separately present this service revenue from equipment sales on the face of the statements of operations. Refer to Rule 5-03(b) 1(a) of Regulation S-X. Also, from disclosure in financial statement note 2(e), we note the Company recognizes commissions and rebates from its franchisees’ use of preferred vendor arrangements as revenues. Please tell us why this income source should be classified as revenue under ASC 605 rather than as other income, given that it is incidental to your primary revenue sources, with no underlying operating costs.

Securities and Exchange Commission	- 12 -	May 22, 2015

Response to Comment 22:

The Company acknowledges the Staff’s comment and has revised the Registration Statement to include disclosure of placement revenue amounts on pages F-44 and F-62. As noted by the Staff, the Company earns commissions and rebates related to franchisees’ use of preferred vendors. These revenues are an integral part of the Company’s franchise operating and revenue model and are earned as a result of the services provided to franchisees to assist them with establishing relationships with preferred vendors and to assist in negotiating pricing for the products and services needed to open and operate their stores. Similar to royalties, placement, and all other amounts included in franchise revenues, commissions and rebates related to the franchisees’ use of preferred vendors are considered to be generated by services provided to franchisees as part of the franchisor-franchisee relationship; as such, further disclosure on the face of the financial statements was not considered necessary as all such revenue amounts are related to service revenues. However, since placement revenue correlates with equipment sales, disclosure of the placement revenue amounts has been provided in the footnotes to the financial statements on pages F-44 and F-62. Although the Company has currently constructed its franchise agreement to earn certain amounts directly from its franchisees in the form of area development fees, franchise fees and royalties, other amounts are earned as commissions from vendors as a substitute for higher royalties from franchisees. In effect, as a result of the Company’s services to negotiate pricing for products and services on behalf of its franchisees, the Company’s franchisees are able to pay less for these items and are also able to pay lower royalties due to the compensation the Company receives from the third party vendors. The Company’s compensation for providing these services is in the form of commissions from these third party vendors who also benefit from the volume of sales to the Company’s franchisees and are therefore willing to pay commissions to the Company. If the Company did not provide these services and earn these commissions, the Company would charge higher royalties to compensate for these lost profits. This would result in the franchisees paying higher royalties and losing the buying power of the franchisor, which could lead to higher costs to franchisees, and could also result in the potential loss of brand standards and consistency across the franchisees. Alternatively, the Company could source and sell the products directly to its franchisees under its own supply chain operations (and thus record revenues and costs of revenues gross); however, the Company has opted to act as an agent to these vendors and thus records the commission as net revenue. The costs associated with providing services that generate commissions and rebates are the same as those incurred to support other franchisee activities for which royalties are earned. Based on the foregoing, the Company considers commissions and rebates to be appropriately classified as franchise revenue in its statements of operations.

23.	We have reviewed your response to our prior comment 37. Please consider separately presenting cost of equipment sales, installation cost of equipment and the direct costs related to your franchise billing and operating systems. In this regard, Rule 5-03(b)(2) of Regulation S-X requires disclosure of cost of services and expenses applicable to revenues in addition to costs of tangible good sold. In addition, please revise the discussion of cost of revenue in your MD&A and related financial statement notes 2(g) and 2(h) to describe these costs of revenue categories. We would not object to your continuing to include cost of corporate-owned stores retail merchandise within cost of revenue for equipment, to the extent these remain immaterial.

Securities and Exchange Commission	- 13 -	May 22, 2015

Response to Comment 23:

In response to the Staff’s comment, the Company has revised the Registration Statement to provide disclosure of the amounts related to costs incurred to provide assembly services on pages F-19 and F-62 and the direct costs related to the Company’s proprietary system-wide third-party hosted point-of-sale system on page F-18. In addition, the Company has revised the Registration Statement on pages 72, 73, F-18 and F-19 to provide additional disclosure describing the nature of these costs and their presentation within the Company’s consolidated financial statements.

Note 2. Summary of significant accounting policies, page F-14

(e) Revenue recognition, page F-16

24.	We note that you recognize revenue on a gross basis for equipment purchased from third-party equipment manufacturers and sold to franchisees because you are the principal in the transaction. Please tell us how you considered ASC Section 605-45-45 in determining whether to report revenue gross as a principal versus net as an agent for these transactions.

Response to Comment 24:

The Company advises the Staff that it has considered ASC Section 605-45-45 in determining that equipment purchased by the Company from third-party equipment manufacturers and sold to its franchisees should be reported as revenue on a gross basis. This conclusion was based on a thorough evaluation of the form and substance of the Company’s arrangements with its vendors and its franchisees in the course of these transactions compared to the guidance prescribed by ASC Section 605-45-45. Franchisees are required to purchase certain equipment directly from the Company, for both initial orders related to new stores and for “re-equips” during the term of the franchise agreement. This differs from other products and equipment which the franchisees purchase directly from other preferred vendors for which the Company earns only a commission. With respect to equipment sold by the Company to its franchisees, the Company notes that an evaluation of the factors in ASC 605-45-45-3 indicates that revenue should be reported on a gross basis. Specifically, the Company is the primary obligor in these transactions, the Company has latitude in establishing prices for its equipment sales to franchisees, the Company has supplier selection discretion, the Company is involved in the determination of the product specifications, and the Company has credit risk with respect to these transactions. The following facts were considered in reaching the conclusions that the Company is the principal in these transactions:

•	The Company has established its own relationships with the third-party equipment manufacturers and these relationships exist between the Company and the manufacturers and not between the franchisees and the manufacturers. The Company has its own contracts with the equipment manufacturers governing its equipment purchases. In the course of this relationship, the Company works with the manufacturers with respect to product specifications including branding specifications. In addition, the Company has discretion in selecting the suppliers that will manufacture the equipment to be used in Planet Fitness branded stores.

Securities and Exchange Commission	- 14 -	May 22, 2015

•	The Company sets the prices charged to the franchisees for equipment and does not have a commission-based arrangement with the equipment manufacturers. In setting prices, the Company has latitude in determining the prices for specific pieces of equipment and franchisees.

•	The Company is invoiced directly by the equipment manufacturer and the Company issues its own invoices to the franchisees.

•	The Company bears all credit risk associated with the equipment sales. The Company’s obligations to the equipment manufacturers are not contingent on receiving payment from the franchisees.

The Company acknowledges that the following indicators noted in ASC Section 605-45-45-3 did not support gross revenue recognition for equipment sales:

•	General inventory risk at the entity – the Company does not hold inventory for sale since all inventory is purchased finished goods and the franchise development cycle allows for sufficient time to order inventory when needed to equip a new store or re-equip an existing store. Instead, inventory is ordered from the equipment manufacturer when the franchisee places an order.

•	Entity changes the product or performs part of the service – since all inventory is purchased finished goods, there is no need to change the product.

The entity has physical loss inventory risk – although the Company takes title to the inventory at the point of shipment from the equipment vendors’ facilities based on the shipping terms between the Company and its vendors, the risk of loss while in transit effectively remains with the equipment manufacturer or the carrier because such shipments are insured during transit. However, the Company notes that as a result of the vendors’ practice to insure the goods in transit, the franchisee also does not bear the risk of loss, and title and risk of loss does not pass to the franchisee until the equipment is delivered by the Company to the franchisee.

The Company has also reviewed the indicators that may support reporting net revenue discussed in ASC Section 605-45-45-15, noting that 1) given the arrangements between the Company and the franchisees, the equipment manufacturers are not the primary obligors in the equipment sales transactions to franchisees, 2) since the Company determines its own prices based on the type of equipment, the amount earned by the Company is not fixed, and 3) the equipment manufacturers do not bear any credit risk from the franchisees for equipment sold by the Company to the franchisees. Therefore, in addition to having several indicators supporting gross reporting, there are no indicators to support net reporting. Based on the foregoing, the Company concluded that revenue from equipment sales should be reported on a gross basis in accordance with ASC 605-45-45.

Securities and Exchange Commission	- 15 -	May 22, 2015

Note 19. Segments, page F-41

25.	We note your response to our prior comment 40. You state that the composition of revenue within each reportable segment is similar in nature and, therefore, that further disclosure is not required. Based on your response, it appears your position for not reporting revenue for each product and service is that your reportable segment grouping of revenues is sufficient because these groupings are based on the customer categories from whom those revenues are earned. However, ASC 280-10-50-40 requires reporting of revenues for each product and service or each group of similar products and services and this requirement is not based on groupings by customer categories, which in your case, is duplicative of your reporting segment disclosures of revenues. Therefore, please revise to disclose revenues from external customers for each product and service.

Response to Comment 25:

The Company acknowledges the Staff’s comment and advises that the grouping of revenue for purposes of satisfying the requirements of ASC 280-10-50-40 was not based on consideration of the Company’s customers but rather based on the nature and similarity of the Company’s products and services. The Company acknowledges that there is generally a strong correlation between the nature and similarity of its products and services and the customers to which these products and services are provided; however, the basis for the conclusion of revenue groupings to satisfy the requirements of ASC 280-10-50-40 was not related to this correlation and relates only to the similarity of its products and services.

Specifically, Franchise segment revenue consists of amounts recognized related to area development fees, franchise and performance fees, royalties, commissions and placement services. These amounts are all earned as a result of services the Company provides as a franchisor supporting its franchisees and are all considered to be similar in nature. The Company’s initial and on-going services include services related to the initial opening of new franchisee stores, establishment of vendor relationships for franchisees and on-going support functions. All of these services are inter-related. As noted in the Company’s response to comment 22 above, although the Company has currently constructed its franchise agreement to earn certain amounts directly from its franchisees in the form of area development fees, franchise fees and royalties, other amounts are earned as commissions from vendors as a substitute for higher royalties from franchisees. In effect, as a result of the Company’s services to negotiate pricing for products and services on behalf of its franchisees, the Company’s franchisees are able to pay less for these items and are also able to pay lower royalties due to the compensation the Company receives from the third party vendors. The Company’s compensation for providing these services is in the form of commissions from these third party vendors who also benefit from the volume of sales to the Company’s franchisees and are therefore willing to pay commissions to the Company. If the Company did not provide these services and earn these commissions, the Company would charge higher royalties to compensate for these lost profits. This would result in the franchisees paying higher royalties and losing the buying power of the franchisor, which could lead to higher costs to franchisees, and could also result in the potential loss of brand standards and consistency across the franchisees. Due to the interrelated nature of these revenue streams and the fact that the franchisee support services are similar regardless of whether the revenues are from area development fees,

Securities and Exchange Commission	- 16 -	May 22, 2015

franchise and performance fees, royalties or commissions, the Company believes sufficient similarity exists to group its area development fees, franchise and performance fees, royalties and commissions as a single service. The Company acknowledges that its placement revenue relates only to specific services provided with respect to the placement of equipment sold to franchisees at their stores and has revised the Registration Statement to include supplemental disclosure of these amounts, along with the related costs to perform these services, on pages F-19, F-44 and F-62.

Corporate-owned store revenue primarily relates to amounts received in exchange for the services provided by the Company with respect to operating its corporate-owned stores. Corporate-owned store revenue also includes an immaterial amount of product revenue related to products sold at retail within the Company’s corporate-owned stores. Retail product revenue is not separately disclosed on the basis of materiality. Equipment segment revenue consists solely of revenue from sales of equipment products.

Based on the foregoing and with consideration to the additional disclosure included with respect to equipment placement services revenue, the Company believes it has complied with the requirements of ASC 280-10-50-40.

March 31, 2015 Interim Unaudited Financial Statements, page F-46

Note 13. Commitments and contingencies, page F-58

26.	Please expand the disclosure in the last paragraph to state you expect to make the $1.7 million of cash payments in connection with this offering and that you will record compensation expense accordingly in the period of the offering. Reference is made to disclosure under 2013 Performance Incentive Plan on page 138.

Response to Comment 26:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages F-41 and F-62 to clarify when this compensation expense would be recognized.

Note 16. Pro forma net income per share information (unaudited), page F-61

27.	Please further expand to disclose how you computed the $39.2 million in earnings for the twelve months ended March 31, 2015. In this regard, if you calculated the twelve months based on earnings attributable to you for the three months ended March 31, 2015 and for the last nine months of the year ended December 31, 2014, so state and also disclose these amounts.

Response to Comment 27:

In response to the Staff’s comment, the Company has revised the Registration Statement on page F-62 to clarify this calculation.

We hope that the foregoing has been responsive to the Staff’s comments. If you have any questions or comments about this letter or need any further information, please call the undersigned at (617) 951-7473 or Thomas J. Fraser of our offices at (617) 951-7063.

Very truly yours,

/s/ David A. Fine

David A. Fine

cc:	Chris Rondeau (Planet Fitness, Inc.)

Dorvin Lively (Planet Fitness, Inc.)

D. Rhett Brandon (Simpson Thacher & Bartlett LLP)

John C. Ericson (Simpson Thacher & Bartlett LLP)